Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal income tax rate	35.00%	35.00%	35.00%
Foreign tax rate variances	(8.10%)	(8.50%)	(8.20%)
Tax credits	(4.30%)	(4.90%)	(4.50%)
Change in Valuation Allowances	0.10%	0.60%	5.30%
Current year losses with no benefit	4.10%	5.90%	4.00%
Net operating loss carry-forwards	(0.50%)	(0.00%)	(0.10%)
Changes in tax reserves	1.40%	(0.10%)	1.10%
Cost of double taxation	2.70%	2.10%	0.60%
Earnings of equity investments	(0.20%)	(0.40%)	(0.40%)
Withholding taxes	1.20%	0.60%	1.00%
State taxes, net of federal benefit	0.30%	0.00%	0.20%
Other, net	0.60%	(0.60%)	(0.80%)
Effective income tax rate	32.30%	29.70%	33.20%